TEA LEAF MANAGEMENT INVESTMENT TRUST	ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive, Suite 400	2000 Auburn Dr., Suite 120
Broadview Heights, OH 44147	Cleveland, OH 44122

January 31, 2013

VIA ELECTRONIC TRANSMISSION

John Ganley

Senior Counsel

Office of Disclosure and Review

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Tea Leaf Management Investment Trust, Files Nos.: 333-183374; 811-22737

Dear Mr. Ganley:

Pursuant to Rule 461 under the Securities Act of 1933, Tea Leaf Management Investment Trust (the "Registrant") and Arbor Court Capital, LLC (the TeaLeaf Long/Short Deep Value Fund's principal underwriter/distributor), hereby request that the Commission accelerate the effective date of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement (the "Amendment"), which was filed on January 31, 2013, to February 1, 2013, or the earliest practicable date thereafter.  Absent acceleration, the Amendment would not become effective.  The undersigned is each aware of its obligations under the 1933 Act.  Specifically, the Registrant acknowledges the following: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iv) the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment was filed under the Securities Act for the purpose of responding to comments from the SEC staff with respect to registration of shares of the Fund.  If you have any questions concerning this request please contact Parker Bridgeport at (614) 469-3238 or Donald Mendelsohn at (513) 352-6546.

Tea Leaf Management Investment Trust

Arbor Court Capital, LLC

By:

/s/ Adam M. Hutt

By:

/s/ Christopher R. Barone

Name:

Adam M. Hutt

Name:

Christopher R. Barone

Title:

President

Title:

President

Date:

January 31, 2013

Date:

January 31, 2013